Note 17 - Accounts Payable - Accounts Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Amount due to customers of Hong Kong brokerage business	$ 5,493,728	$ 9,852,491
Amount due to noncontrolling shareholders	910,864	876,911
Others	471,399	409,386
Amount Due to Customers of H.K. Brokerage Business [Member]
Amount due to customers of Hong Kong brokerage business	2,388,638	7,982,827
Amount Due to Sales Agents [Member]
Amount due to customers of Hong Kong brokerage business	$ 1,722,827	$ 583,367